STOCK-BASED COMPENSATION (Details) $ / shares in Units, shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares shares
STOCK-BASED COMPENSATION
Share-based payment arrangement, percentage of total number of fully diluted shares issued and outstanding, maximum	12.00%
Ratio applied for shares issued under one share based compensation plan that will reduce the number of shares that may be awarded under another plan	1
Forfeitures of RSUs | $	0
Shares issued due to net settlement | shares		926
Net settlement of subordinate shares | $		$ 28,536,000
Remaining life of options	8 months	1 year
Fair value of replacement options issued | $	$ 4,453,000	$ 4,453,000
Replacement options
Balance at the beginning (In shares) | shares	198
Replacement options issued | shares	248	248
Options exercised | shares	33	(37)
Options sold to cover income taxes | shares		(13)
Balance at the end (In shares) | shares	165	198
Weighted Average Fair Value
Balance at the beginning | $ / shares	$ 17.93
Replacement options issued | $ / shares		$ 17.93
Options exercised | $ / shares	17.93	17.93
Options sold to cover income taxes | $ / shares		17.93
Balance at the end | $ / shares	$ 17.93	$ 17.93
Restricted Stock Units (RSUs)
STOCK-BASED COMPENSATION
Shares outstanding	6,628	8,100
Granted, number	741	5,781
Forfeitures of RSUs	78	0
Vested	2,135	1,916
Shares issued due to net settlement | shares	1,459	925
Net settlement, withheld shares | shares	676	991
Net settlement of subordinate shares | $	$ 5,258,000
Remaining life of options	1 year 3 months	1 year
Stock-based compensation expense | $	$ 21,538,000	$ 37,910,000
Aggregate intrinsic value | $	$ 16,135,000	$ 113,417,000
Balance at the beginning of the year, number	8,100	4,235
Balance at the beginning of the year, Weighted Average Grant Date Fair Value | $	$ 18.83	$ 16.63
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 6.45	$ 17.79
Vested , number	(2,135)	(1,916)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 18.58	$ 18.44
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 15.90
Balance at the end of the year, number	6,628	8,100
Balance at the end of the year, Weighted Average Grant Date Fair Value | $	$ 17.56	$ 18.83
Market based RSUs
STOCK-BASED COMPENSATION
Shares outstanding	650
Balance at the end of the year, number	650
Market and performance based RSUs
STOCK-BASED COMPENSATION
Shares outstanding	1,300
Balance at the end of the year, number	1,300
Stock options
STOCK-BASED COMPENSATION
Granted, number	0	0
Aggregate intrinsic value | $	$ 0	$ 400,000
Bottom of range
Replacement options
Share closing price | $ / shares	$ 8.47
Bottom of range | Restricted Stock Units (RSUs)
STOCK-BASED COMPENSATION
Vesting period	1 year
Top of range
Replacement options
Share closing price | $ / shares	$ 23.66
Top of range | Restricted Stock Units (RSUs)
STOCK-BASED COMPENSATION
Vesting period	4 years